Consultancy and Professional Fees - Schedule of Consultancy and Professional Fees (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consultancy and Professional Fees [Abstract]
Audit fees	$ 457,000	$ 432,500	$ 695,086
Legal fees	410,274	572,079	981,085
Consultancy fees	348,298	721,096	438,536
Total	$ 1,215,572	$ 1,725,675	$ 2,114,707